Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue [abstract]
Revenue	$ 26,325	$ 36,831	$ 33,616
Cost of revenue	(12,213)	(9,092)	(9,476)
Gross profit	14,112	27,739	24,140
Operating income (expenses):
Gain on sale of 4G intangible and tangible assets, net	0	153,129	0
Research and development	(31,183)	(28,527)	(26,124)
Sales and marketing	(8,598)	(11,773)	(11,861)
General and administrative	(12,008)	(14,402)	(15,993)
Digital assets impairment losses	(67,375)	0	0
Digital assets losses on sales, net	(6,102)	0	0
Impairment of 5G broadband platform intangible and tangible assets	0	(56,633)	0
Other operating income (expenses), net	(738)	0	0
Total operating income (expenses)	(126,004)	41,794	(53,978)
Operating income (loss)	(111,892)	69,533	(29,838)
Financial income (expense):
Interest expense	(12,498)	(23,728)	(11,409)
Interest income	1,401	850	176
Gain (loss) on debt extinguishment	(29,348)	13,952	247
Change in fair value of derivative financial instruments	45,000	3	3,200
Foreign exchange gain (loss), net	(1,110)	494	(692)
Income (loss) before income taxes	(108,447)	61,104	(38,316)
Income tax expense	(832)	(3,537)	(2,674)
Net profit (loss)	(109,279)	57,567	(40,990)
Attributable to:
Shareholders of the parent	$ (109,279)	$ 57,567	$ (40,990)
Basic earnings (loss) per share (in dollars per share)	$ (0.13)	$ 0.23	$ (0.18)
Diluted earnings (loss) per share (in dollars per share)	$ (0.13)	$ 0.20	$ (0.18)
Weighted average number of shares used for computing:
Basic (in shares)	867,366,665	248,290,190	225,183,996
Diluted (in shares)	867,366,665	284,021,015	225,183,996
Basic earnings (loss) per ADS (in dollars per share)	$ (12.60)	$ 23.19	$ (18.20)
Diluted earnings (loss) per ADS (in dollars per share)	$ (12.60)	$ 20.27	$ (18.20)
Income tax expense
Basis per ADS (in dollars per share)	8,673,667	2,482,902	2,251,840
Diluted per ADS (in dollars per share)	8,673,667	2,840,210	2,251,840